Cover	3 Months Ended
Jul. 31, 2026
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Registrant Name	YOUMI INC.
Entity Central Index Key	0002137360
Entity Tax Identification Number	32-0846641
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	732 S 6th Street
Entity Address, Address Line Two	Ste V
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	929
Local Phone Number	282-9977
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false